ACR Opportunity Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 82.3%
	COMMUNICATIONS — 10.2%
30,000	IAC, Inc.*	$1,098,600
284,500	Liberty Global Ltd. - Class A*[1]	3,340,030
17,839	Liberty Latin America Ltd. - Class C*[1]	146,993
430,000	Vodafone Group PLC[1,2]	5,142,800
		9,728,423
	CONSUMER DISCRETIONARY — 18.5%
77,800	General Motors Co.[2]	4,558,302
1,100,000	JD Sports Fashion PLC	1,427,814
6,500	Lennar Corp.	826,670
58,500	Magna International, Inc.[1]	2,685,150
40,000	MGM Resorts International*	1,587,600
184,000	Opmobility	2,967,420
10,000	Thor Industries, Inc.	1,096,000
344,110	Victoria PLC*	332,809
260,000	Vistry Group PLC*	2,147,047
		17,628,812
	CONSUMER STAPLES — 9.8%
530,000	B&M European Value Retail S.A.	1,723,807
2,200,000	Budweiser Brewing Co. APAC Ltd.[3]	2,385,697
20,000	Dollar General Corp.	2,175,200
152,136	Naked Wines PLC*	187,112
42,000	Premium Brands Holdings Corp.	2,888,685
		9,360,501
	ENERGY — 1.3%
8,000	Chevron Corp.	1,284,800
	FINANCIALS — 16.3%
250,000	Barclays PLC[1,2]	4,907,500
40,000	Citigroup, Inc.[2]	3,862,800
53,000	Core Scientific, Inc.*	760,550
1,800	Fairfax Financial Holdings Ltd.[1,2]	3,098,196
70,000	Power Corp. of Canada	2,962,793
		15,591,839
	HEALTH CARE — 1.5%
103,000	Medmix A.G.[3]	1,383,086
	INDUSTRIALS — 16.3%
29,400	Ashtead Group PLC	2,166,032
36,000	DCC PLC	2,289,306
1,300,000	Eurocell PLC	2,459,792
20,000	Eurofins Scientific S.E.	1,518,654

ACR Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
11,500	FedEx Corp.	$2,657,305
153,000	ISS A/S	4,474,644
		15,565,733
	MATERIALS — 3.3%
100,000	Azelis Group N.V.	1,491,460
55,000	Winpak Ltd.	1,674,749
		3,166,209
	REAL ESTATE — 0.8%
133,898	Five Point Holdings LLC - Class A*	760,541
	TECHNOLOGY — 4.3%
13,000	Arrow Electronics, Inc.*	1,642,290
20,000	Dell Technologies, Inc. - Class C	2,443,000
		4,085,290
	TOTAL COMMON STOCKS
	(Cost $62,372,217)	78,555,234
	PREFERRED STOCKS — 0.6%
	ENERGY — 0.6%
3,201	EPI Preferred Holdings, Inc.*[4,5,6]	598,555
	TOTAL PREFERRED STOCKS
	(Cost $185,363)	598,555

Principal Amount
	U.S. TREASURY BILLS — 6.3%
	United States Treasury Bill
$3,000,000	0.000%, 9/04/2025	2,999,295
3,000,000	0.000%, 10/16/2025	2,984,748
		5,984,043
	TOTAL U.S. TREASURY BILLS
	(Cost $5,983,081)	5,984,043

Number of Shares
	EXCHANGE-TRADED FUNDS — 3.1%
30,000	iShares 0-3 Month Treasury Bond ETF	3,022,200
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $3,019,275)	3,022,200

ACR Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2025 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 5.6%
$5,318,526	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.8%[7]	5,318,526
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,318,526)	5,318,526
	TOTAL INVESTMENTS — 97.9%
	(Cost $76,878,462)	93,478,558
	Other Assets in Excess of Liabilities — 2.1%	2,000,878
	TOTAL NET ASSETS — 100.0%	$95,479,436

ETF – Exchange-Traded Fund
LLC – Limited Liability Company
PLC – Public Limited Company

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $11,733,643, which represents 12.3% of total net assets of the Fund.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,768,783 which represents 4.0% of total net assets of the Fund.
[4]The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[5]Post-reorganization assets.
[6]Security in a privately owned company.
[7]The rate is the annualized seven-day yield at period end.